BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock subject to possible redemption, outstanding (in shares)	2,510,512	11,500,000
Common stock, par value (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	3,336,500	3,336,500
Common stock, shares outstanding	3,336,500	3,336,500
Common stock subject to possible redemption
Common stock subject to possible redemption, par value (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, redemption value (per share)	$ 10.59	$ 10.24	$ 10.15
Common stock subject to possible redemption, outstanding (in shares)	2,510,512	11,500,000	11,500,000
Non-redeemable common stock
Common stock, shares issued		3,336,500	3,336,500
Common stock, shares outstanding		3,336,500	3,336,500